PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 8,961	$ 5,913	$ 2,746
Capitalized costs related to the development of internal-use software	4,019	4,931	3,702
Amortization of capitalized software development costs	2,558	1,492	547
Net carrying value of capitalized internal-use software	$ 9,693	$ 8,233	$ 4,793